Notes to the consolidated financial statements (Tables)	12 Months Ended
Dec. 31, 2020
Notes to the consolidated financial statements
Schedule of revenue from contract with customers recognized

	December 31
	2018	2019	2020
	EUR k	EUR k	EUR k
United States
Eli Lilly	8,927	14,319	34,854
Germany
Boehringer Ingelheim	3,337	2,474	1,885
Others	5	104	—
Switzerland
CRISPR	602	519	695
Netherlands
Genmab	—	—	2,628
Belgium
GSK	—	—	8,809
Total	12,871	17,416	48,871

Summary of upfront payments and related revenues recognized

		Upfront payments
		included
	Upfront payments	in contract liabilities at	Revenue recognized from upfront payments
	December 31, 2020	December 31, 2020	2018	2019	2020
Customer	(in thousands)	(in thousands of Euro)	(in thousands of Euro)
Eli Lilly	USD 50,000 (EUR 42,200)*	—	3,516	3,516	34,854
CRISPR	USD 3,000 (EUR 2,524)*	1,549	310	310	310
Boehringer Ingelheim	EUR 30,000	14,003	2,035	1,951	1,867
Genmab	USD 10,000 (EUR 8,937)*	7,150	—	—	1,787
GSK	EUR 120,000	112,222	—	—	7,778
BMBF	EUR 61,122	61,122	—	—	—
European Commission	EUR 450,000	450,000	—	—	—
Total		646,046	5,861	5,777	46,597

Schedule of contract balances

	December 31,	December 31,
	2019	2020
	EUR k	EUR k
Trade receivables	15,690	1,014
Contract assets	1,463	808
Contract liabilities	73,521	658,046

Schedule of Contract liabilities allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at year-end

	Year ended December 31,
	2019	2020
Within one year	7,481	157,985
More than one year	66,040	500,061
Total	73,521	658,046

Schedule of cost of sales, selling and distribution expenses, research and development expenses and general and administrative expenses

The cost of sales consists of the following:

	2018	2019	2020
	EUR k	EUR k	EUR k
Personnel	(7,703)	(9,855)	(2,896)
Materials	(4,941)	(7,542)	(1,598)
Third-party services	(2,340)	(7,268)	(2,652)
Maintenance and lease	(1,758)	(1,060)	(1,016)
Amortization, depreciation and derecognition	(893)	(2,038)	(5,913)
Other	(109)	(220)	(98)
Total	(17,744)	(27,983)	(14,173)

Selling and distribution expenses consist of the following:

	2018	2019	2020
	EUR k	EUR k	EUR k
Personnel	(581)	(1,263)	(631)
Maintenance and lease	(300)	(167)	(1)
Amortization and depreciation	(95)	(81)	(98)
Other	(109)	(243)	(3)
Total	(1,085)	(1,755)	(733)

R&D expenses consists of the following:

	2018	2019	2020
	EUR k	EUR k	EUR k
Materials	(5,867)	(4,015)	(29,834)
Personnel	(7,565)	(14,385)	(21,313)
Amortization and depreciation	(1,143)	(474)	(2,578)
Patents and fees to register a legal right	(4,847)	(4,551)	(7,337)
Third-party services	(19,921)	(18,626)	(51,306)
Maintenance and lease	(1,156)	(670)	(717)
Other	(1,223)	(521)	(723)
Total	(41,722)	(43,242)	(113,808)

General and administrative expenses include the following:

	2018	2019	2020
	EUR k	EUR k	EUR k
Personnel	(10,084)	(31,645)	(29,884)
Maintenance and lease	(3,239)	(4,604)	(2,505)
Third-party services	(4,006)	(5,970)	(6,914)
Legal and other professional services	(4,078)	(2,110)	(3,531)
Amortization and depreciation	(1,635)	(2,182)	(6,020)
Other	(2,247)	(2,458)	(4,700)
Total	(25,289)	(48,969)	(53,554)

Schedule of other operating income

	2018	2019	2020
	EUR k	EUR k	EUR k
Grants and other reimbursements from government agencies and similar bodies	808	5,385	23,736
Other	—	202	414
Total	808	5,587	24,150

Schedule of other operating expenses

	2018	2019	2020
	EUR k	EUR k	EUR k
Renumeration of Supervisory Board	(343)	(521)	(566)
Other	(320)	(31)	(2)
Total	(663)	(552)	(568)